THE NORTHSTAR FUNDS
                  Prospectus Supplement dated November 23, 1998
                        to Prospectus dated March 1, 1998


The following information supplements or replaces the information contained in the section of the Funds' prospectus entitled "Northstar Strategic Income Fund" beginning on page 20:

On November 20, 1998, the Northstar Strategic Income Fund was merged into the Northstar High Yield Fund and therefore is no longer available for purchase.

                                   ----------

             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.




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                        NORTHSTAR HIGH YIELD INVESTMENTS
                  Prospectus Supplement dated November 23, 1998
                        to Prospectus dated March 1, 1998


The following information supplements or replaces the information contained in the section of the Funds' prospectus entitled "Northstar Strategic Income Fund" beginning on page 6:

On November 20, 1998, the Northstar Strategic Income Fund was merged into the Northstar High Yield Fund and therefore is no longer available for purchase.

                                   ----------

             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.